Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year	£ (27,632)	£ (32,021)	£ (40,533)
Adjustments for:
Income tax credit	(4,398)	(6,432)	(7,269)
Amortization, depreciation and loss on disposal	575	732	942
Impairment of intangible assets	503	292	2,809
Movement in provisions	(4,109)	4,100
Finance income	(754)	(669)	(103)
Interest expense on lease liabilities	29	21	18
Share-based payments	3,857	4,890	6,664
Net foreign exchange losses (gains)	1,176	(5,014)	(335)
Cash flows from (used in) operations before changes in working capital	(30,753)	(34,101)	(37,807)
Movements in working capital:
Decrease in prepayments, accrued income and other receivables	1,234	307	473
(Decrease) increase in trade payables	(1,428)	2,974	(428)
(Decrease) increase in payroll taxes, social security and accrued expenditure	(1,087)	442	4,050
Movements in working capital	(1,281)	3,723	4,095
Cash used in operations	(32,034)	(30,378)	(33,712)
Net income tax received	5,595	7,220	9,888
Net cash used in operating activities	(26,439)	(23,158)	(23,824)
Cash flows from investing activities
Interest received	770	638	101
Payments for property, plant and equipment	(4)	(12)	(64)
Payments for intangible assets	(474)	(506)	(1,001)
Repayment (payment) of other assets	2,596		(2,597)
Net cash from (used in) investing activities	2,888	120	(3,561)
Cash flows from financing activities
Payments of lease liabilities	(270)	(227)	(296)
Proceeds from issue of share capital - exercise of share options	4	66	198
Proceeds from issue of share capital	249
Share issue expenses	(36)
Net cash used in financing activities	(53)	(161)	(98)
Net decrease in cash and cash equivalents	(23,604)	(23,199)	(27,483)
Cash and cash equivalents at beginning of year	41,912	60,264	87,356
Effect of exchange rate changes on cash and cash equivalents	(1,083)	4,847	391
Cash and cash equivalents at end of year	£ 17,225	£ 41,912	£ 60,264